PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

4. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Machinery and laboratory equipment	5,293,386	5,201,479
Leasehold improvements	1,055,271	1,037,675
Electronic equipment	1,863,963	1,818,352
Furniture and tools	29,684	42,821
Vehicles	80,266	78,928
Software	369,698	363,943
Total property, equipment and software	8,692,268	8,543,198
Less: accumulated depreciation and amortization	(5,909,305)	(6,708,077)
Net book value	2,782,963	1,835,121

Depreciation and amortization expenses recognized for the years ended December 31, 2021, 2022 and 2023 were US$1,125,032, US$1,145,995 and US$980,053 respectively.